Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Borrowings [Abstract]
Schedule of Short-Term Borrowings

Short-term borrowings consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024

Short-term loans from a related party	$13,780	$90,024
Short-term loans from third-party individuals	688,404	403,030
Total short-term borrowings	$702,184	$493,054

Schedule of Long-Term Borrowings

Long-term borrowings consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024
Car loans
Current portion	$8,781	$7,479
Non-current portion	-	20,181
Total car loans	$8,781	$27,660

	As of March 31,
	2025	2024
Bank loans
Current portion	$-	$13,850
Non-current portion	96,264	96,948
Total long-term bank loans	$96,264	$110,798

Schedule of Future Loan Payments	Future loan payments as of March 31, 2025 is as follows:
	RMB	USD

One year	5,159,259	$710,965
Two years	698,556	96,264
Total payment	5,857,815	$807,229